Financial Risk Management - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	$ 11,100,000
Other purchase commitments	$ 0
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 200,000
Decrease in profit	200,000
Decrease non-current borrowings	200,000
Increase in profit	$ 200,000
Percentage of decrease in net sales	20.00%
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	$ 12,400,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 3,900,000
Currency Risk | USD
Disclosure of Financial Risk Management [Line Items]
Percentage Of Cash Held	79.00%	97.00%
Currency Risk | AUD
Disclosure of Financial Risk Management [Line Items]
Percentage Of Cash Held	1.00%	3.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months